Shareholders' Equity (Tables)	12 Months Ended
Sep. 30, 2014
Equity [Abstract]
Changes in Certain Components of Shareholders' Equity

Changes in certain components of shareholders’ equity were as follows:

	Common Stock Issued at Par Value	Capital in Excess of Par Value	Retained Earnings	Deferred Compensation	Treasury Stock
(Millions of dollars)					Shares (in thousands)	Amount
Balance at September 30, 2011	$333	$1,793	$9,634	$19	(117,844)	$(6,280)
Net income	—	—	1,170	—	—	—
Cash dividends:
Common ($1.80 per share)	—	—	(368)	—	—	—
Common stock issued for:
Share-based compensation plans, net	—	39	—	—	1,973	11
Share-based compensation	—	88	—	—	—	—
Common stock held in trusts, net	—	—	—	—	66	—
Repurchase of common stock	—	—	—	—	(19,945)	(1,500)

Balance at September 30, 2012	$333	$1,920	$10,435	$19	(135,751)	$(7,769)
Net income	—	—	1,293	—	—	—
Cash dividends:
Common ($1.98 per share)	—	—	(386)	—	—	—
Common stock issued for:
Share-based compensation plans, net	—	50	—	—	2,537	15
Share-based compensation	—	98	—	—	—	—
Common stock held in trusts, net	—	—	—	—	36	—
Repurchase of common stock	—	—	—	—	(5,485)	(450)

Balance at September 30, 2013	$333	$2,068	$11,342	$19	(138,663)	$(8,204)
Net income	—	—	1,185	—	—	—
Cash dividends:
Common ($2.18 per share)	—	—	(421)	—	—	—
Common stock issued for:
Share-based compensation plans, net	—	19	—	—	1,431	3
Share-based compensation	—	111	—	—	—	—
Common stock held in trusts, net	—	—	—	—	36	—
Repurchase of common stock	—	—	—	—	(3,574)	(400)

Balance at September 30, 2014	$333	$2,198	$12,105	$19	(140,770)	$(8,601)

Accumulated Other Comprehensive (Loss) Income

The components and changes of Accumulated other comprehensive (loss) income were as follows:

(Millions of dollars)	Total	Foreign Currency Translation Adjustments	Benefit Plans Adjustments	Unrealized Losses on Cash Flow Hedges
Balance at September 30, 2011	$(670)	$70	$(697)	$(43)
Other comprehensive income before reclassifications, net of taxes	(177)	(18)	(159)	—
Amounts reclassified into income, net of taxes(A)	45	—	40	5

Balance at September 30, 2012	(802)	51	(815)	(38)
Other comprehensive income before reclassifications	$228	$23	$203	$2
Amounts reclassified into income, net of taxes(A)	59	—	54	4

Balance at September 30, 2013	(516)	74	(558)	(31)
Other comprehensive income before reclassifications, net of taxes	(524)	(344)	(180)	—
Amounts reclassified into income, net of taxes(A)	38	—	33	5

Balance at September 30, 2014	$(1,001)	$(270)	$(705)	$(26)

(A)	The benefit plan-related amount is not reclassified into income in its entirety. The reclassifications from accumulated other comprehensive income (loss) are included in the computation of net periodic pension cost and additional details are provided in Note 8. The reclassification amounts related to cash flow hedges in fiscal years 2014, 2013, and 2012 were primarily recorded in Interest Expense. Additional details regarding the reclassifications from accumulated other comprehensive income (loss) related to cash flow hedges are provided in Note 12.